Post employment benefits - Expected age at death of an average worker who retires currently at age 65, one who is currently aged 45 and subsequently retires at the age of 65 (Details) - yr	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
United Kingdom | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.2	86.7	86.8
United Kingdom | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.6	88.3	88.4
United Kingdom | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.0	87.5	88.1
United Kingdom | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.3	90.0	90.5
Ireland | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.4	86.9	87.2
Ireland | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.9	89.6	89.7
Ireland | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.7	88.2	88.8
Ireland | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	91.3	91.0	91.4
United States | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	85.9	85.8	85.7
United States | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.5	87.5	87.4
United States | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.4	87.3	87.2
United States | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.0	88.9	88.9